Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	333-283619
Entity Registrant Name	707 Cayman Holdings Limited
Entity Central Index Key	0002018222
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5/F, AIA Financial Centre
Entity Address, Address Line Two	712 Prince Edward Road East
Entity Address, City or Town	San Po Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary shares, par value HK$0.0001 per share
Trading Symbol	JEM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	26,340,000
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3299
Auditor Name	ARK Pro CPA & Co
Auditor Location	Hong Kong, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5/F, AIA Financial Centre
Entity Address, Address Line Two	712 Prince Edward Road East
Entity Address, City or Town	San Po Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+ 852
Local Phone Number	3471 8000
Contact Personnel Name	Cheung Lui